Annual Total Returns - FidelitySmallCapEnhancedIndexFund-PRO - FidelitySmallCapEnhancedIndexFund-PRO - Fidelity Small Cap Enhanced Index Fund - Fidelity Small Cap Enhanced Index Fund	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	38.66%
Annual Return 2014	5.50%
Annual Return 2015	(1.88%)
Annual Return 2016	22.84%
Annual Return 2017	7.22%
Annual Return 2018	(13.04%)
Annual Return 2019	23.65%
Annual Return 2020	18.53%
Annual Return 2021	20.54%
Annual Return 2022	(18.28%)